Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) Customers Segments shares	Sep. 30, 2019 Customers	Jun. 30, 2020 USD ($) Customers	Jun. 30, 2019 USD ($) Customers
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts | $	$ 200,000		$ 200,000	$ 200,000
Product development stage costs | $			3,200,000
Cash balances | $	14,257,858		$ 24,155,828	21,867,289
Common stock valued | $	$ 25,200,000			$ 18,878,775
Acquired entity ownership acquired	100.00%
Granted shares of restricted stock | shares | shares	451,925
Granted fair value | $	$ 2,200,000
Number of Reportable Segments | Segments	1
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Expected useful life			2 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Expected useful life			5 years
Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Number of customer | Customers	1
Net accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage		63.00%
Customer one [Member] | Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage	17.00%	24.00%	25.00%	30.00%
Number of customer | Customers	1		1	1
Customer one [Member] | Net accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage			36.00%	34.00%
Number of customer | Customers			2	2
Customer two [Member] | Net accounts receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage			18.00%	24.00%
Number of customer | Customers			2	2
Two Government Customers [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage	38.00%	20.00%
Two Government Customers [Member] | Total revenues [Member]
Summary of Significant Accounting Policies (Textual)
Number of customer | Customers	2	2